Leases - Additional Information (Detail) - USD ($)				1 Months Ended				3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 01, 2020	Sep. 01, 2019	Jan. 01, 2019	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 01, 2020
Lessee, Lease, Description [Line Items]
Lessee operating lease renewal term					5 years					5 years		5 years
Letter of credit outstanding					$ 2,300,000	$ 2,300,000						$ 2,300,000	$ 2,300,000
Cost of construction of leasehold improvements					2,650,000	2,650,000				$ 436,000		2,650,000	2,650,000
Operating lease right-of-use assets					$ 43,050,000					50,807,000		43,050,000
Operating lease liability										17,049,000	$ 14,716,000	$ 43,326,000
Gain (loss) on termination of operating lease										$ (108,000)
Operating lease rental expense													$ 1,000,000
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term					3 years					3 years		3 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term					10 years					10 years		10 years
Accounting Standards Update 2016-02 [Member]
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets					$ 2,700,000					$ 2,700,000		$ 2,700,000
Office Building [Member] | Watertown Massauchets [Member] | Two Thousand And Sixteen Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease month of expiry									2023-09
Initial annual base rent						$ 3.8	$ 900,000	$ 900,000
Initial annual base rent escalation percentage						3.00%	3.00%	3.00%
Cost of construction of leasehold improvements								$ 2,100,000	$ 2,100,000
Increase (decrease) in operating lease right of use assets				$ (2,100,000)
Increase (decrease) in leasehold improvements operating lease				(1,400,000)
Increase (decrease) in operating lease liability				$ (3,400,000)
Gain (loss) on termination of operating lease										(100,000)
Office Building [Member] | Watertown Massauchets [Member] | Two Thousand And Eighteen Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease month of expiry						2029-11
Lessee operating lease renewal term						5 years							5 years
Initial annual base rent						$ 3,800,000
Initial annual base rent escalation percentage						3.00%
Letter of credit outstanding					2,300,000	$ 2,300,000						2,300,000	$ 2,300,000
Cash in escrow account					2,300,000	2,300,000						2,300,000	2,300,000
Cost of construction of leasehold improvements						$ 9,800,000							$ 9,800,000
Office Building [Member] | Watertown Massauchets [Member] | Deferred Rent [Member] | Two Thousand And Sixteen Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets								2,700,000	2,700,000
Incentive from lessor								2,100,000	2,100,000
Office Building [Member] | Watertown Massauchets [Member] | Accounting Standards Update 2016-02 [Member] | Two Thousand And Sixteen Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Cost of construction of leasehold improvements								$ 2,100,000	$ 2,100,000
Operating lease right-of-use assets			$ 2,700,000
Operating lease liability			$ 4,200,000
Office Building [Member] | Watertown Massauchets [Member] | Accounting Standards Update 2016-02 [Member] | Two Thousand And Eighteen Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets					28,600,000							$ 28,600,000
Operating lease liability					$ 27,600,000
Machinery and Equipment [Member] | Embedded Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 14,700,000
Operating lease liability		$ 14,700,000
Operating lease term		24 months
Machinery and Equipment [Member] | Embedded Lease Amendment Agreement One [Member] | Embedded Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 900,000
Operating lease liability	$ 900,000
Machinery and Equipment [Member] | Embedded Lease Amendment Agreement Two [Member] | Embedded Lease [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease renewal term														1 year
Operating lease right-of-use assets										16,200,000
Operating lease liability										$ 16,200,000
Operating lease date of expiry										Aug. 31, 2022
Contractual payment obligations										$ 9,900,000